Note 6	12 Months Ended
Dec. 31, 2023
Operating Segment Reporting [Abstract]
Disclosure of operating segments [text block]	Operating segment reporting
Operating segment reporting represents a basic tool in the oversight and management of the BBVA Group’s various activities. The BBVA Group compiles reporting information on disaggregated business activities. These business activities are then aggregated in accordance with the organizational structure determined by the BBVA Group's Management and, ultimately, into the reportable operating segments themselves.
As of December 31, 2023, the structure of the information by operating segments reported by the BBVA Group remains the same as that as of the closing of the 2022 financial year.
The BBVA Group's areas or operating segments are summarized below:
–Spain includes mainly the banking, insurance and asset management businesses that the Group carries out in Spain.
–Mexico includes the banking, insurance and asset management businesses in this country as well as the activity that BBVA Mexico carries out through its agency in Houston.
–Turkey reports the activity of the Garanti BBVA group that is mainly carried out in this country and, to a lesser extent, in Romania and the Netherlands.
–South America includes the banking, finance, insurance and asset management businesses carried out mainly in Argentina, Chile, Colombia, Peru, Uruguay and Venezuela.
–Rest of Business mainly includes the wholesale activity carried out in Europe (excluding Spain), the United States and (through BBVA branches located therein) Asia.
The Corporate Center performs centralized Group functions, including: the costs of the head offices with a corporate function, management of structural exchange rate positions; portfolios whose management is not linked to customer relationships, such as financial and industrial holdings; stakes in Funds & Investment Vehicles in tech companies; certain tax assets and liabilities; funds for employee commitments; goodwill and other intangible assets, as well as the financing of such portfolios and assets.
Additionally, the results obtained by the Group's businesses in the United States until the sale to PNC on June 1, 2021, are presented in a single line under the heading "Profit (loss) after tax from discontinued operations" in the condensed consolidated income statement of the Corporate Center.
Finally, the costs related to the Banco Bilbao Vizcaya Argentaria, S.A. collective layoff procedure and closing of the offices carried out in Spain in 2021, recorded in the lines "Provisions", "Provisions or reversal of provisions", "Impairment or reversal of impairment on non-financial assets" and "Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations", respectively (see Notes 24, 46, 49 and 50).
The breakdown of the BBVA Group’s total assets by operating segments as of December 31, 2023, 2022 and 2021 is as follows:

Total Group assets by operating segments (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
Spain	457,624	427,116	413,477
Mexico	173,489	142,557	118,106
Turkey	68,329	66,036	56,245
South America	64,779	61,951	56,124
Rest of Business	64,274	49,952	40,314
Subtotal assets by operating segments	828,495	747,613	684,266
Corporate Center and adjustments	(52,936)	(35,520)	(21,381)
Total assets BBVA Group	775,558	712,092	662,885
(1) Restated balances according to IFRS 17 - Insurance contracts, which had no material impacts as of that date (see Notes 1.3 and 2.3).
The following table sets forth certain summarized information relating to results of each operating segment and Corporate Center for the years ended December 31, 2023, 2022 and 2021:

Main margins and profit by operating segments (Millions of euros)
	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center and adjustments (1)
2023
Net interest income	23,089	5,620	11,054	1,869	4,394	539	(386)
Gross income	29,542	7,888	14,267	2,981	4,331	1,103	(1,029)
Operating profit (loss) before tax	12,419	3,947	7,359	1,325	1,206	479	(1,898)
Net attributable profit (loss)	8,019	2,755	5,340	528	613	389	(1,607)
2022 (2)
Net interest income	19,124	3,774	8,378	2,611	4,138	332	(109)
Gross income	24,743	6,112	10,734	3,172	4,265	790	(329)
Operating profit (loss) before tax	10,268	2,610	5,620	1,636	1,434	277	(1,309)
Net attributable profit (loss)	6,358	1,667	4,131	505	738	240	(922)
2021
Net interest income	14,686	3,502	5,836	2,370	2,859	281	(163)
Gross income	21,066	5,925	7,603	3,422	3,162	741	212
Operating profit (loss) before tax	7,247	2,122	3,528	1,953	961	314	(1,632)
Profit (loss) after tax from discontinued operations	280	—	—	—	—	—	280
Net attributable profit (loss)	4,653	1,581	2,568	740	491	254	(980)
(1) Adjustments include: (I) the impact of the purchase of offices in Spain in 2022 in the transaction with Merlin Properties (see Note 17); and (II) the costs associated with the collective layoff procedure and the closing of offices in 2021 (see Note 24).
(2) Restated according to IFRS 17 - Insurance contracts, which had no material impacts for such period (see Notes 1.3 and 2.3).